UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Shannon River Fund Management Co., LLC
Address:          800 Third Avenue, 30th Floor
                  New York, New York 10022


Form 13F File Number: 28-12219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Spencer M. Waxman
Title:            Managing Member
Phone:            (212) 331-6555

Signature, Place, and Date of Signing:

     /s/ Jay Petschek         New York, New York          November 12, 2010
     --------------------     -------------------         -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $117,070 (thousands)


List of Other Included Managers:

        No.     Name                                    Form 13F File Number
        --      ----                                    --------------------

        01      Shannon River Capital Management, LLC   28-12497


                                                       SHANNON RIVER FUND MANAGEMENT CO., LLC
                                               FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/2010

                                   Name of Other Reporting Manager:  01 Shannon River Capital Management, LLC

COLUMN 1                     COLUMN 2            COLUMN 3     COLUMN 4 COLUMN 5            COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------            --------     -------- --------            --------   --------       --------
                             TITLE OF                         VALUE    SHARES/  SHR/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS              CUSIP        (x$1000) PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
7 DAYS GROUP HOLDINGS LIMITED  ADR               81783J101     4,947     275,000 SH          OTHER     01       275,000
ACCELRYS INC                   COM               00430U103     2,836     407,500 SH          OTHER     01       407,500
ACTIVIDENTITY CORP             COM               00506P103     1,337     616,207 SH          OTHER     01       616,207
ARUBA NETWORKS, INC.           COM               043176106     1,600      75,000 SH          OTHER     01        75,000
CELLCOM ISRAEL LTD             COM               M2196U109     3,649     120,166 SH          OTHER     01       120,166
CHARTER COMMUNICATIONS, INC.   CL A NEW          16117M305     2,332      71,744 SH          OTHER     01        71,744
CLEARWIRE CORP                 CL A              18538Q105     1,214     150,000 SH          OTHER     01       150,000
COMSCORE, INC.                 COM               20564W105     2,161      91,900 SH          OTHER     01        91,900
DSP GROUP INC                  COM               23332B106     2,753     393,237 SH          OTHER     01       393,237
EQUINIX INC                    COM               29444U502     3,511      34,300 SH          OTHER     01        34,300
EXTREME NETWORKS INC           COM               30226D106     2,945     947,000 SH          OTHER     01       947,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109     2,910     120,000 SH          OTHER     01       120,000
HEWLETT PACKARD CO             COM               428236103     8,414     200,000 SH          OTHER     01       200,000
HYPERCOM CORP                  COM               44913M105     2,025     311,600 SH          OTHER     01       311,600
IMMERSION CORP                 COM               452521107     4,523     765,391 SH          OTHER     01       765,391
INFORMATION SERVICES GROUP I   *W EXP 01/31/201  45675Y112         1     104,800 SH          OTHER     01       104,800
LIBERTY MEDIA CORP             LIB STAR COM A    53071M708     3,247      50,000 SH          OTHER     01        50,000
LIVEPERSON INC                 COM               538146101    11,376   1,354,334 SH          OTHER     01     1,354,334
LONGTOP FINL TECHNOLOGIES LT   ADR               54318P108     1,968      50,000 SH          OTHER     01        50,000
MARCHEX INC                    CL B              56624R108     2,924     536,500 SH          OTHER     01       536,500
MATTSON TECHNOLOGY INC         COM               577223100     1,238     450,000 SH          OTHER     01       450,000
MDS INC.                       COM               55269P302     3,405     337,178 SH          OTHER     01       337,178
NII HOLDINGS, INC.  CLASS B    COM               62913F201     2,261      55,000 SH          OTHER     01        55,000
NOVA MEASURING INSTRUMENTS LTD COM               M7516K103       923     156,500 SH          OTHER     01       156,500
PINNACLE ENTMT INC             COM               723456109     1,673     150,000 SH          OTHER     01       150,000
PIXELWORKS INC                 COM               72581M305     2,871     844,383 SH          OTHER     01       844,383
PRINCETON REVIEW INC           COM               742352107     1,927     944,617 SH          OTHER     01       944,617
QUANTUM CORP                   COM DSSG          747906204     1,060     500,000 SH          OTHER     01       500,000
RADWARE LTD                    COM               M81873107     2,062      60,000 SH          OTHER     01        60,000
S1 CORPORATION                 COM               78463B101     4,897     940,000 SH          OTHER     01       940,000
SAVVIS INC                     COM               805423308     2,154     102,190 SH          OTHER     01       102,190
SCIENTIFIC GAMES CORP          CL A              80874P109     2,907     300,000 SH          OTHER     01       300,000
SEACHANGE INTERNATIONAL INC    COM               811699107     4,987     673,000 SH          OTHER     01       673,000
SILICON GRAPHICS INTL CORP     COM               82706L108     1,126     145,112 SH          OTHER     01       145,112
SONUS NETWORKS INC.            COM               835916107     4,413   1,250,000 SH          OTHER     01     1,250,000
TERRESTAR CORP                 COM               881451108       347   1,000,000 SH          OTHER     01     1,000,000
TIME WARNER CABLE INC.         COM               88732J207     3,779      70,000 SH          OTHER     01        70,000
TRAVELZOO INC                  COM               89421Q106     3,349     130,000 SH          OTHER     01       130,000
VALASSIS COMMUNICATIONS INC    COM               918866104     1,695      50,000 SH          OTHER     01        50,000
VERIZON COMMUNICATIONS INC.    COM               92343V104     3,259     100,000 SH          OTHER     01       100,000
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201  G9796W119        30     100,000 SH          OTHER     01       100,000

